21. Financial Risks (Details) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Details
Cash	$ 2,526,957	$ 3,840,880	$ 23,792,408
Total Current Liabilities	$ 1,941,111	$ 3,883,529	$ 1,780,877